INCOME TAX AND SOCIAL CONTRIBUTION - Schedule of Reconciliation of Income and Social Contribution Tax Expenses (Detail) (Parenthetical)	12 Months Ended
Dec. 31, 2022
INCOME TAX AND SOCIAL CONTRIBUTION
Income tax and social contribution nominal rate	34.00%